Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 47,819,952	$ 6,652,378	¥ 51,457,258
Less: allowance for credit losses	(24,105,435)	(3,353,380)	(27,735,262)
Accounts receivable, net	¥ 23,714,517	$ 3,298,998	¥ 23,721,996